     As filed with the Securities and Exchange Commission on June 26, 1997.

                                             1933 Act:  Registration No. 33-2524
                                            1940 Act:  Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ X ]


                      Pre-Effective Amendment No.     [   ]

                     Post-Effective Amendment No. 32  [ X ]



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                               Amendment No.  25


                        (Check appropriate box or boxes.)

                         PAINEWEBBER MASTER SERIES, INC.
               (Exact name of registrant as specified in charter)
                           1285 Avenue of the Americas
                            New York, New York  10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York  10019
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W.; Second Floor
                          Washington, D.C.  20036-1800
                            Telephone: (202) 778-9000

       It is proposed that this filing will become effective:
[   ]  Immediately upon filing pursuant to Rule 485(b)
[ X ]  On July 1, 1997  pursuant to Rule 485(b)
[   ]  60 days after filing pursuant to Rule 485 (a)(i)
[   ]  On ________________ pursuant to Rule 485 (a)(i)
[   ]  75 days after filing pursuant to Rule 485(a)(ii)
[   ]  On ________________ pursuant to Rule 485(a)(ii)

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for the most recent fiscal year of the series designated PaineWebber Money Market Fund on April 21, 1997.

                         PAINEWEBBER MASTER SERIES, INC.
                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

PAINEWEBBER MONEY MARKET FUND - Class A, B and C Shares

Part A -  Prospectus

Part B -  Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                         PAINEWEBBER MASTER SERIES, INC.

                          Class A, B, and C Shares of:
                          PaineWebber Money Market Fund
                         Form N-1A Cross Reference Sheet


  Part A Item No and Caption                Prospectus Caption
  --------------------------                ------------------

  1.  Cover Page                            Cover Page

  2.  Synopsis                              Prospectus Summary

  3.  Condensed Financial Information       Financial Highlights

  4.  General Description of                Prospectus Summary, Investment
                                            Registrant Objective and Policies;
                                            General Information

  5.  Management of the Fund                Management; General Information

  6.  Capital Stock and Other               Cover Page; Conversion of Class B
                                            Securities Shares; Dividends and
                                            Taxes; General Information

  7.  Purchase of Securities Being          Investing in the Fund Offered

  8.  Redemption or Repurchase              Investing in the Fund

  9.  Pending Legal Proceedings             Not Applicable

  Part B Item No.                           Statement of Additional
   and Caption                               Information Caption
   -----------                               -------------------

  10.  Cover Page                           Cover Page

  11.  Table of Contents                    Table of Contents

  12.  General Information and History      Other Information

  13.  Investment Objective and             Investment Policies and Policies
                                            Restrictions; Portfolio Transactions

  14.  Management of the Fund               Directors and Officers; Principal
                                            Holders of Securities

  15.  Control Persons and Principal        Directors and Officers; Principal
                                            Holders of SecuritiesHolders of
                                            Securities

  16.  Investment Advisory and Other        Investment Advisory and Services
                                            Distribution Arrangements

  17.  Brokerage Allocation                 Portfolio Transactions

    Part B Item No.                          Statement of Additional
    and Caption                                Information Caption
    -----------                                -------------------

  18.  Capital Stock and Other              Conversion of Class B Shares;
                                            Securities Other Information

  19.  Purchase, Redemption and Pricing     Additional Exchange and Redemption
       of Securities Being Offered          Information; Reduced Sales Charges;
                                            Valuation of Shares

  20.  Tax Status                           Taxes

  21.  Underwriters                         Investment Advisory and
                                            Distribution Arrangements
  22. Calculation of Performance Data       Performance Information

  23. Financial Statements                  Financial Statements

PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

The Fund is a series of PaineWebber       PAINEWEBBER
Master Series, Inc. This Prospectus       MONEY MARKET FUND
concisely sets forth information about    1285 AVENUE OF THE AMERICAS
the Fund a prospective investor should    NEW YORK, NEW YORK 10019
know before investing. Please retain
this Prospectus for future reference.
A Statement of Additional Information
dated July 1, 1997 (which is incorpo-
rated by reference herein) has been
filed with the Securities and Exchange
Commission. The Statement of
Additional Information can be obtained
without charge, and further inquiries
can be made, by contacting the Fund,
your PaineWebber investment executive
or PaineWebber's correspondent firms
or by calling toll-free
1-800-647-1568.

--------------------------------------    --------------------------------------
A PROFESSIONALLY MANAGED MUTUAL           / / MAXIMUM CURRENT INCOME
FUND SEEKING MAXIMUM CURRENT              CONSISTENT WITH LIQUIDITY AND
INCOME CONSISTENT WITH LIQUIDITY AND      CONSERVATION OF CAPITAL
CONSERVATION OF CAPITAL. THE FUND         / / PROFESSIONAL MANAGEMENT
INVESTS IN HIGH QUALITY MONEY             / / DAILY DIVIDENDS
MARKET INSTRUMENTS.                       / / EXCHANGE PRIVILEGES
An investment in the Fund is neither
insured nor guaranteed by the U.S.
government. While the Fund seeks to
maintain a stable net asset value of
$1.00 per share, there is no assurance
that it will be able to do so.

--------------------------------------    --------------------------------------
July 1, 1997                              A PaineWebber Mutual Fund

THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR
HAS THE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                 (This page has been left blank intentionally.)

INVESTORS SHOULD RELY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                 --------------

                         PAINEWEBBER MONEY MARKET FUND
                               PROSPECTUS SUMMARY

    See the body of the Prospectus for more information on the topics discussed in this summary.


The Fund:               PaineWebber Money Market Fund ("Fund") is a diversified series of
                        PaineWebber Master Series, Inc., an open-end management investment company organized as a Maryland corporation ("Corporation").

Investment Objective    Maximum current income consistent with liquidity and conservation of
  and Policies:         capital; invests in high quality money market instruments.

Assets at May 31,       Over $39.4 million.
  1997:

Investment Adviser:     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an
                        asset management subsidiary of PaineWebber Incorporated
                        ("PaineWebber"), manages over $43 billion in assets. See
                        "Management."

Investing in the Fund:  Class A, Class B and Class C shares of the Fund may be obtained only through an exchange of shares of the corresponding class of most other PaineWebber mutual funds. Exchanges may be made through
                        PaineWebber or PFPC Inc., the Fund's transfer agent ("Transfer
                        Agent"). See "Investing in the Fund." (Investors who are clients of
                        PaineWebber or its correspondent firms are referred to as
                        "PaineWebber clients.")

Exchanges:              Shares may be exchanged for shares of the corresponding class of most PaineWebber mutual funds.

Redemptions:            PaineWebber clients may redeem through PaineWebber; other
                        shareholders must redeem through the Transfer Agent.

Dividends:              Declared daily and paid monthly. See "Dividends and Taxes."

Reinvestment:           All dividends are paid in Fund shares of the same class at net asset value unless the shareholder has requested cash.

Net Asset Value:        The Fund seeks to maintain its net asset value at $1.00 per share.

    WHO SHOULD INVEST. The Fund invests primarily in various types of high quality money market instruments. Accordingly, the Fund is designed for investors in other PaineWebber mutual funds whose investment objectives or needs have changed so that they presently seek current income and preservation of capital for all or a portion of their investment.


    RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective. In periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield generally will be somewhat lower. See "Investment Objective and Policies."

    EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in Class A, B and C shares of the Fund.

                        SHAREHOLDER TRANSACTION EXPENSES


                                                      CLASS A     CLASS B     CLASS C
                                                      -------     -------     -------
Maximum sales charge on purchases of shares (as a
  % of public offering price).....................      None(1)     None(1)     None(1)
Sales charge on reinvested dividends..............      None        None        None
Maximum contingent deferred sales charge (as a %
  of public offering price at the time of
  investment or net asset value at the time of
  redemption, whichever is less)..................      None(2)       5%(3)       1%(4)



                       ANNUAL FUND OPERATING EXPENSES (5)
                    (as a percentage of average net assets)



                                                      CLASS A     CLASS B     CLASS C
                                                      -------     -------     -------
Management fees...................................      0.50%       0.50%       0.50%
12b-1 fees (6)....................................      0.25        0.75        0.75
Other expenses....................................      0.67        0.65        0.74
                                                      -------     -------     -------
Total operating expenses..........................      1.42%       1.90%       1.99%
                                                      -------     -------     -------
                                                      -------     -------     -------


---------


    (1) Shares of the Fund may be acquired solely through an exchange of shares of the corresponding class of another PaineWebber mutual fund. No initial sales charge is imposed when Class A shares of the Fund are acquired through an exchange. See "Investing in the Fund."



    (2) Class A shares of the Fund may be subject to a contingent deferred sales charge ("CDSC") of 1% upon redemption if the original shares that were purchased and subsequently exchanged (directly or through a series of exchanges) to obtain Class A shares of the Fund were subject to a 1% CDSC upon redemption and less than one year has elapsed since the original shares were purchased.



    (3) Redemptions of Class B shares of the Fund that were acquired through an exchange of Class B shares of PaineWebber Low Duration U.S. Government Income Fund will be subject to a maximum CDSC of 3%, provided that the exchanged shares would have been subject to the lower schedule had they been redeemed rather than exchanged for Class B shares of the Fund. The maximum 3% CDSC applies to redemptions during the first year after purchase of the exchanged shares; the charge declines by 1% following each of the first, third and fourth years after purchase, reaching zero after four years. Redemptions of Class B shares of the Fund that were acquired through an exchange of Class B shares of any other PaineWebber mutual fund will be subject to a maximum CDSC of 5%. The maximum 5% CDSC applies to redemptions during the first year after purchase of the exchanged; the charge generally declines by 1% annually thereafter, reaching zero after six years. The holding period of Class B shares acquired through an exchange with another PaineWebber mutual fund will be calculated from the date that the Class B shares were initially acquired in the other fund. See "Redemptions."


    (4) Redemptions of Class C shares of the Fund that were acquired through an exchange of Class C shares of another PaineWebber mutual fund and are held less than one year from the date of original purchase will be subject to the same CDSC that would have been imposed on the Class C shares of the other PaineWebber mutual fund. The maximum CDSC applicable to Class C shares sold within one year of the purchase date is 1% (0.75% for funds that invest predominantly in debt securities) of net asset value of the shares at the time of purchase or sale, whichever is less.



    (5) See "Management" for additional information. All expenses are those actually incurred for the fiscal year ended February 28, 1997.



    (6)  12b-1 fees have two components, as follows:


                                                      CLASS A      CLASS B      CLASS C
                                                    -----------  -----------  -----------
12b-1 service fees................................        0.25%        0.25%        0.25%
12b-1 distribution fees...........................        0.00         0.50         0.50

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                       EXAMPLE OF EFFECT OF FUND EXPENSES

    An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                      ONE YEAR       THREE YEARS     FIVE YEARS     TEN YEARS
                                                    -------------  ---------------  -------------  -----------
Class A shares....................................    $      14       $      45       $      78     $     170
Class B shares:
  Assuming a complete redemption at end of period
    (1)(2)........................................    $      69       $      90       $     123     $     198
  Assuming no redemption (2)......................    $      19       $      60       $     103     $     198
Class C shares:
  Assuming a complete redemption at end of period
    (1)...........................................    $      30       $      62       $     107     $     232
  Assuming no redemption..........................    $      20       $      62       $     107     $     232


---------

    (1) Assumes deduction at the time of redemption of the maximum applicable CDSC.

    (2) Ten-year figures assume conversion of Class B shares to Class A shares at end of sixth year.

    This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any class of Fund shares.

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses attributable to each class of Fund shares will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

                              FINANCIAL HIGHLIGHTS


    The following tables provide investors with data and ratios for one Class A, Class B and Class C share of the Fund for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Price Waterhouse LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1997, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the tables below, insofar as it relates to the five years in the period ended February 28, 1997, have been audited by Price Waterhouse LLP. The Annual Report to Shareholders may be obtained without charge by calling 1-800-647-1568.



                                                               CLASS A
                                ----------------------------------------------------------------------
                                                FOR THE YEARS ENDED
                                ----------------------------------------------------   FOR THE PERIOD
                                                                                        JULY 1, 1991+
                                                 FEBRUARY 28 OR 29,                    TO FEBRUARY 29,
                                ----------------------------------------------------   ---------------
                                  1997       1996       1995       1994       1993          1992
                                --------   --------   --------   --------   --------   ---------------
Net asset value, beginning of
 period.......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $         1.00
                                --------   --------   --------   --------   --------          -------
Net investment income.........     0.040      0.046      0.037      0.016      0.022            0.026
Dividends from net investment
 income.......................    (0.040)    (0.046)    (0.037)    (0.016)    (0.022)          (0.026)
                                --------   --------   --------   --------   --------          -------
Net asset value, end of
 period.......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $         1.00
                                --------   --------   --------   --------   --------          -------
                                --------   --------   --------   --------   --------          -------
Total investment return (1)...      4.11%      4.69%      3.95%      1.64%      2.25%            2.47%
                                --------   --------   --------   --------   --------          -------
                                --------   --------   --------   --------   --------          -------
Ratios/Supplemental data:
Net assets, end of period
 (000's)......................  $ 11,808   $ 23,735   $ 21,042   $ 14,204   $ 11,716   $        3,806
Expenses to average net
 assets.......................      1.42%      1.31%      1.06%      1.72%      1.74%            1.90%*
Net investment income to
 average net assets...........      4.09%      4.68%      3.85%      1.70%      2.18%            3.61%*


------------

 * Annualized.

 + Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                                                                            CLASS B
                               --------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                               --------------------------------------------------------------------------------------------------
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, beginning of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.........    0.035     0.041     0.032     0.011     0.016     0.039     0.068     0.076     0.068     0.055
Dividends from net investment
 income.......................   (0.035)   (0.041)   (0.032)   (0.011)   (0.016)   (0.039)   (0.068)   (0.076)   (0.068)   (0.055)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total investment return (1)...     3.60%     4.18%     3.41%     1.12%     1.73%     4.16%     6.98%     8.18%     6.75%     5.57%
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Ratios/Supplemental data:
Net assets, end of period
 (000's)...................... $ 18,389  $ 26,592  $ 39,123  $  9,819  $ 15,280  $ 29,341  $ 50,842  $ 50,392  $ 50,320  $ 44,744
Expenses to average net
 assets.......................     1.90%     1.79%     1.55%     2.25%     2.28%     2.06%     1.40%     1.48%     1.25%     1.25%
Net investment income to
 average net assets...........     3.55%     4.17%     3.46%     1.16%     1.69%     4.07%     6.82%     7.77%     6.88%     5.89%

                       FINANCIAL HIGHLIGHTS--(CONCLUDED)


                                                                                     CLASS C**
                                                            -----------------------------------------------------------
                                                                       FOR THE YEARS ENDED
                                                            -----------------------------------------   FOR THE PERIOD
                                                                                                        JULY 14, 1992+
                                                                       FEBRUARY 28 OR 29,               TO FEBRUARY 28,
                                                            -----------------------------------------   ---------------
                                                              1997       1996       1995       1994          1993
                                                            --------   --------   --------   --------   ---------------
Net asset value, beginning of period......................  $   1.00   $   1.00   $   1.00   $   1.00   $         1.00
                                                            --------   --------   --------   --------          -------
Net investment income.....................................     0.034      0.041      0.033      0.012            0.009
Dividends from net investment income......................    (0.034)    (0.041)    (0.033)    (0.012)          (0.009)
                                                            --------   --------   --------   --------          -------
Net asset value, end of period............................  $   1.00   $   1.00   $   1.00   $   1.00   $         1.00
                                                            --------   --------   --------   --------          -------
                                                            --------   --------   --------   --------          -------
Total investment return (1)...............................      3.50%      4.14%      3.44%      1.19%            0.81%
                                                            --------   --------   --------   --------          -------
                                                            --------   --------   --------   --------          -------
Ratios/Supplemental data:
Net assets, end of period (000's).........................  $  5,504   $  5,754   $ 16,137   $  9,430   $        2,220
Expenses to average net assets............................      1.99%      1.79%      1.55%      2.14%            2.14%*
Net investment income to average net assets...............      3.47%      4.27%      3.35%      1.36%            1.67%*


------------

 * Annualized.


 ** Formerly Class D.


 + Commencement of issuance of shares.


(1)Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                              INVESTMENT OBJECTIVE
                                  AND POLICIES


    The Fund's investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The Fund's investments include (1) U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities; such obligations may or may not be backed by the full faith and credit of the United States; (2) obligations of U.S. and foreign banks, including certificates of deposit, bankers' acceptances, time deposits and similar obligations; issuing banks must have total assets at the time of purchase in excess of $1.5 billion; (3) time deposits of savings associations having total assets in excess of $1.5 billion at the time of purchase; (4) commercial paper of U.S. and foreign companies, governments and similar entities, including variable amount master demand notes and other short-term obligations; and (5) repurchase agreements relating to any of the foregoing.



    The Fund may invest in non-negotiable time deposits of U.S. banks, savings associations and similar depository institutions having total assets in excess of $1.5 billion at the time of purchase only if the time deposits have maturities of seven days or less. The Fund may also make interest-bearing savings deposits in U.S. commercial banks and savings associations having total assets of $1.5 billion or less, in principal amounts at each such bank not greater than are insured by the Federal Deposit Insurance Corporation, provided that the aggregate amount of such deposits (plus interest earned) does not exceed 5% of the Fund's net asset value. The Fund may also purchase participation interests in any of the securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. The Fund invests in securities having, or deemed to have, a remaining maturity of up to 13 months and maintains a dollar-weighted average portfolio maturity of 90 days or less.



    The commercial paper and other short-term obligations purchased by the Fund consist only of obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the Corporation's board of directors (sometimes referred to as the "board"), present minimal credit risks and are either (1) rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (2) rated in one of the two highest short-term ratings categories by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins to be of comparable quality ("Eligible Securities").



    Eligible Securities that (1) have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO if only one NRSRO has assigned the obligation a short-term rating) or (2) if the obligations are unrated, determined by Mitchell Hutchins to be of comparable quality are known as "Second Tier Securities." The Fund may not invest more than 5% of its total assets in Second Tier Securities. The Fund also may not invest more than the greater of 1% of its total assets or $1 million in Second Tier Securities of a single issuer. Although the Fund may invest in Second Tier Securities of U.S. companies, the Fund does not purchase commercial paper of foreign companies, governments and similar entities falling into this category. Furthermore, the Fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agencies or instrumentalities).



    In managing the Fund's portfolio, Mitchell Hutchins may employ a number of professional money management techniques, including varying the composition and the weighted average maturity of the portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns, in order to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. Mitchell Hutchins may also seek to improve the Fund's yield by purchasing or selling securities to take advantage of yield disparities among similar or dissimilar money market instruments that regularly occur in the money markets.



    In periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the opposite generally will be true. Also, when interest rates are falling, net cash inflows from the continuous sale of Fund shares are likely to be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. In periods of rising interest rates, the opposite can be true. There can be no assurance that the Fund will achieve its investment objective.



    U.S. GOVERNMENT SECURITIES. The U.S. government securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates ("GNMAs")), securities supported primarily or solely by the creditworthiness of the issuer (such as securities of the Resolution Funding Corporation and the Tennessee Valley Authority) and securities that are supported primarily or solely by specific pools of assets and the creditworthiness of a U.S. government-related issuer (such as mortgage-backed securities issued by Fannie Mae, also known as the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation).



    The Fund may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both that have been "stripped" from certain U.S. Treasury notes or bonds. These custodial receipts are known by various names, including "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). The Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.



    VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the Fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yield on these securities is adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. The Fund's investment in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives the Fund the right to tender them back to the issuer or a remarketing agent and receive the principal amount of the security prior to maturity. The demand feature may be backed by letters of credit or other liquidity support arrangements provided by banks or other financial institutions, whose credit standing affects the credit quality of the obligation. Changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

    VARIABLE AMOUNT MASTER DEMAND NOTES. Securities purchased by the Fund may include variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the Fund and the issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. These notes are payable on demand and are typically unrated.



    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent, the Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimum credit risks in accordance with guidelines established by the board.



    FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including debt securities of foreign corporations, governments and similar entities. Such investments may consist of obligations of foreign and domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Fund. Additionally, there may be less publicly available information about foreign issuers, as these issuers may not be subject to the same regulatory requirements as domestic issuers.



    LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets taken at market value. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.



    OTHER INFORMATION. The Fund may borrow money for temporary purposes, but not in excess of 10% of its total assets, including reverse repurchase agreements involving up to 5% of its total assets. The Fund may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Fund's investment objective of seeking maximum current income consistent with liquidity and conservation of capital may not be changed without the affirmative vote of its shareholders. Certain investment limitations, as described in the Statement of Additional Information, also may not be changed without shareholder approval. All other investment policies may be changed by the board without shareholder approval.


                             INVESTING IN THE FUND


    Shares of the Fund are available only through an exchange of shares of the corresponding class of other PaineWebber mutual funds. No initial sales charge is imposed on the Fund shares being acquired, and no CDSC is imposed on the shares of the other PaineWebber mutual fund being disposed of, through an exchange. However, CDSCs may apply to redemptions of Fund shares acquired through an exchange. See "Redemptions." Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

    The other PaineWebber mutual funds with which Fund shares may be exchanged include the following:


PAINEWEBBER BOND FUNDS



    - HIGH INCOME FUND



    - INVESTMENT GRADE INCOME FUND



    - LOW DURATION U.S. GOVERNMENT INCOME FUND



    - STRATEGIC INCOME FUND



    - U.S. GOVERNMENT INCOME FUND



PAINEWEBBER TAX-FREE BOND FUNDS



    - CALIFORNIA TAX-FREE INCOME FUND



    - MUNICIPAL HIGH INCOME FUND



    - NATIONAL TAX-FREE INCOME FUND



    - NEW YORK TAX-FREE INCOME FUND



PAINEWEBBER ASSET ALLOCATION FUNDS



    - BALANCED FUND



    - TACTICAL ALLOCATION FUND



PAINEWEBBER STOCK FUNDS



    - CAPITAL APPRECIATION FUND



    - FINANCIAL SERVICES GROWTH FUND



    - GROWTH FUND



    - GROWTH AND INCOME FUND



    - SMALL CAP FUND



    - UTILITY INCOME FUND



PAINEWEBBER GLOBAL FUNDS



    - ASIA PACIFIC GROWTH FUND



    - EMERGING MARKETS EQUITY FUND



    - GLOBAL EQUITY FUND



    - GLOBAL INCOME FUND



    PaineWebber clients must place exchange orders through their PaineWebber investment executives or correspondent firms. Shareholders who are not PaineWebber clients must place exchange orders in writing with the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received at PaineWebber's New York City offices or by the Transfer Agent. See "Valuation of Shares." Exchanges may be made on any Business Day. A "Business Day" is each day, Monday through Friday, on which the New York Stock Exchange ("NYSE") is open.


    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules. See the Statement of Additional Information for further details. This exchange privilege is available only in those jurisdictions where the sale of the PaineWebber mutual fund shares to be acquired may be legally made. Before making any exchange, shareholders should contact their PaineWebber investment executives or correspondent firms or the Transfer Agent to obtain more information and prospectuses of the PaineWebber mutual funds to be acquired through the exchange.

                                  REDEMPTIONS


    Fund shares may be redeemed (sold) at their net asset value (subject to any applicable CDSC), and redemption proceeds will be paid after receipt of a redemption request, as described below. PaineWebber clients may redeem shares through PaineWebber or its correspondent firms; all other shareholders must redeem through the Transfer Agent. If a redeeming shareholder owns shares of more than one class, the shares will be redeemed in the following order unless the shareholder specifically requests otherwise: Class A shares, then Class C shares, and finally Class B shares.



    CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES. Class A shares held less than one year are subject to a CDSC if the Class A shares of the PaineWebber mutual fund initially purchased and subsequently exchanged for Class A shares of the Fund were purchased without an initial sales charge due to the sales charge waiver for purchases of $1 million or more. This CDSC is equal to 1% of the lower of (a) the public offering price of the shares at the time of initial purchase or (b) the net asset value of the shares at the time of redemption. For these purposes, the public offering price of Fund shares is the public offering price of the Class A shares of the other PaineWebber mutual fund when initially purchased and the holding period of Class A shares of the Fund is calculated from the date the Class A shares of the other PaineWebber mutual fund were initially purchased. Class A shares will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. Redemption order will be determined as described for Class B shares (see "Contingent Deferred Sales Charge--Class B Shares"). Class A shares acquired through reinvestment of dividends and capital gain distributions are not subject to this CDSC. The CDSC is waived for exchanges and for most redemptions in connection with the systematic withdrawal plan. The amount of any CDSC will be paid to Mitchell Hutchins.


    CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A CDSC is imposed upon most redemptions of Class B shares. The amount of the CDSC will be calculated by multiplying the percentage indicated below by the lower of (a) the net asset value of the shares at the time of initial purchase or (b) the net asset value of the shares at the time of redemption. Class B shares held six years or longer (four years or longer for Fund shares acquired in certain exchanges for Class B shares of PaineWebber Low Duration U.S. Government Income Fund) and Class B shares acquired through reinvestment of dividends or capital gain distributions are not subject to the CDSC.

    REDEMPTIONS OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND.

                                             CDSC AS A
               REDEMPTION                  PERCENTAGE OF
                 DURING                   NET ASSET VALUE
----------------------------------------  ---------------
1st Year Since Purchase.................        3%
2nd Year Since Purchase.................         2
3rd Year Since Purchase.................         2
4th Year Since Purchase.................         1
5th Year Since Purchase.................       None

    The schedule above will apply only if the exchanged shares would have been subject to the same lower schedule had they been redeemed rather than exchanged for Class B shares of the Fund.

    REDEMPTIONS OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF ANY OTHER PAINEWEBBER MUTUAL FUND.

                                             CDSC AS A
               REDEMPTION                  PERCENTAGE OF
                 DURING                   NET ASSET VALUE
----------------------------------------  ---------------
1st Year Since Purchase.................        5%
2nd Year Since Purchase.................         4
3rd Year Since Purchase.................         3
4th Year Since Purchase.................         2
5th Year Since Purchase.................         2
6th Year Since Purchase.................         1
7th Year Since Purchase.................       None


    In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of Class B shares representing the reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. The holding period of Class B shares acquired through an exchange with another PaineWebber mutual fund will be calculated from the date that the Class B shares were initially acquired in one of the other funds, and Class B shares being redeemed will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. This will result in any CDSC being imposed at the lowest possible rate. The amount of CDSC will be paid to Mitchell Hutchins.


    SALES CHARGE WAIVERS--CLASS B SHARES. The CDSC will be waived for exchanges, as described above, and for most redemptions in connection with the Fund's systematic withdrawal plan. In addition, the CDSC will be waived for a total or partial redemption if made within one year of the death of the shareholder. The CDSC waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death. The CDSC will also be waived in connection with a lump-sum or other distribution in the case of an individual retirement account ("IRA"), a self-employed individual retirement plan (so-called "Keogh Plan") or a custodial account under Section 403(b) of the Internal Revenue Code following attainment of age 59 1/2; a total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified retirement plan; and any redemption resulting from a tax-free return of an excess contribution to an IRA.

    CDSC waivers will be granted subject to confirmation (by PaineWebber in the case of shareholders who are PaineWebber clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


    CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. Class C shares held less than one year are subject to the same CDSC that would have been imposed on the Class C shares of the PaineWebber mutual fund initially purchased and subsequently exchanged for Class C shares of the Fund. This CDSC will be either 1% or 0.75% of the lower of (a) the net asset value of the shares at the time of initial purchase or (b) the net asset value of the shares at the time of redemption. For these purposes, the net asset value of Fund shares is the net asset value of the Class C shares of the other PaineWebber mutual fund when initially purchased, and the holding period of Class C shares of the Fund is calculated from the date the Class C shares of the other PaineWebber mutual fund were initially purchased. Class C shares will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. Redemption order will be determined as described for Class B shares (see "Contingent Deferred Sales Charge-- Class B Shares"). Class C shares acquired through reinvestment of dividends and capital gain distributions are not subject to this CDSC. The CDSC is waived for exchanges and for most redemptions in connection with the systematic withdrawal plan. The amount of any CDSC will be paid to Mitchell Hutchins.



    REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. PaineWebber clients may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Fund shares from a redeeming shareholder based upon the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days after receipt of the request, repurchase proceeds (less any applicable
CDSC) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices.



    PaineWebber reserves the right not to honor any redemption request, in which case it promptly will forward the request to the Transfer Agent for treatment as described below.


    REDEMPTION THROUGH THE TRANSFER AGENT. Fund shareholders who are not PaineWebber clients must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer Agent:
PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next determined after it is received in "good order," and redemption proceeds will be paid within seven days of receipt of the request. "Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, and (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations. Shareholders are responsible for ensuring that a request for redemption is received in "good order."


    ADDITIONAL INFORMATION ON REDEMPTIONS. A shareholder may have redemption proceeds of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm, or to the Transfer Agent if the shares are not held in a PaineWebber brokerage account.


    Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all Fund shares in any shareholder account of less than $500 net asset value. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


    TRANSFER OF ACCOUNTS. If a shareholder holding Fund shares in a PaineWebber brokerage account transfers his brokerage account to another firm, the Fund shares normally will be transferred to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

                          CONVERSION OF CLASS B SHARES

    A shareholder's Class B shares will automatically convert to Class A shares approximately six years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes (normally $1.00) on the first Business Day of the month in which the sixth anniversary of the issuance of the Class B shares occurs. See "Valuation of Shares." If a shareholder effects one or more exchanges among Class B shares of the PaineWebber mutual funds during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

                              DIVIDENDS AND TAXES

    DIVIDENDS. The Fund declares dividends daily from its net investment income and pays them monthly. Shares begin earning dividends on the day after the exchange is effected and continue to receive dividends declared through the date of redemption. The Fund distributes its net short-term capital gain annually but may make more frequent distributions of such gain if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any long-term capital gain distributions. Dividends paid on all classes of shares are calculated at the same time and in the same manner. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares because of the higher expenses resulting from the distribution fees borne by the Class B and Class C shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

    Dividends are paid in additional Fund shares of the same class unless the shareholder has requested cash payments. Shareholders who wish to receive dividends in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their PaineWebber investment executives or correspondent firms.


    TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) that is distributed to its shareholders.



    Dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.


    The Fund notifies its shareholders following the end of each calendar year of the amount of dividends paid that year.

    The Fund is required to withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to such shareholders who otherwise are subject to backup withholding.

    No gain or loss will be recognized to a shareholder as a result of a conversion of Class B shares into Class A shares.

    The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers.

                              VALUATION OF SHARES


    The Fund uses its best efforts to maintain its net asset value at $1.00 per share. Net asset value per share is determined by dividing the Fund's net assets by the total number of Fund shares outstanding. The Fund's net assets are equal to the value of the Fund's investments and its other assets less its liabilities. Net asset value is determined separately for each class as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) each Business Day.



    The Fund values its portfolio securities using the amortized cost method of valuation, under which market value is approximated by amortizing the difference between the acquisition cost and value at maturity of an instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.


                                   MANAGEMENT


    The board, as part of its overall management responsibility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, makes and implements all investment decisions and supervises all aspects of the Fund's operations. Mitchell Hutchins receives a monthly fee for these services at the annual rate of 0.50% of the Fund's average daily net assets.


    The Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. In accordance with procedures adopted by the board, the Fund may pay fees to PaineWebber for its services as lending agent in its portfolio securities lending program.



    Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019, and is an asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. As of May 31, 1997, Mitchell Hutchins was adviser or subadviser of 30 investment companies with 65 separate portfolios and aggregate assets of over $43 billion.


    Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.


    DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins is the distributor of Fund shares and has appointed PaineWebber as the exclusive dealer for the sale of Fund shares. Under separate plans of distribution pertaining to the Class A shares, the Class B shares and the Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell
Hutchins:



    - Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.



    - Monthly distribution fees at the annual rate of 0.50% of the average daily net assets of Class B and Class C shares.


    Under the Plans, Mitchell Hutchins uses the service fees primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber passes on a portion of these fees to its investment executives to compensate them for shareholder servicing that they perform and retains the remainder to offset its own expenses in servicing and maintaining shareholder accounts. These expenses may include costs of the PaineWebber branch office in which the investment executive is based, such as rent, communications equipment, employee salaries and other overhead costs.

    Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to offset the Fund's marketing costs attributable to those classes, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. Mitchell Hutchins also may use the distribution fees to pay additional compensation to PaineWebber and other costs allocated to Mitchell Hutchins' and PaineWebber's distribution activities, including employee salaries, bonuses and other overhead expenses. These expenses may include the branch office costs noted above. Because shares of the Fund may be acquired only through an exchange of shares of other PaineWebber mutual funds, Mitchell Hutchins does not pay commissions to PaineWebber for selling Fund shares.

    Mitchell Hutchins receives the proceeds of the CDSCs paid upon certain redemptions and may use these proceeds for any of the expenses described above. See "Redemptions."

    During the period they are in effect, the Plans and related distribution contracts pertaining to each class of shares ("Distribution Contracts") obligate the Fund to pay service and distribution fees to Mitchell Hutchins as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed its service or distribution fees, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. The Fund will pay the service and distribution fees to Mitchell Hutchins until either the applicable Plan or Distribution Contract is terminated or not renewed. In that event, Mitchell Hutchins' expenses in excess of service and distribution fees received or accrued through the termination date will be Mitchell Hutchins' sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Plan, the directors will review the Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses for the other two classes.


                            PERFORMANCE INFORMATION

    From time to time the Fund may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund is the income on an investment in the Fund over a specified seven-day period. This income is then "annualized" (that is, assumed to be earned each week over a 52-week period) and shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned is assumed to be reinvested. The "effective yield" will be higher than the "yield" because of the compounding effect of this assumed reinvestment.

                              GENERAL INFORMATION

    ORGANIZATION. PaineWebber Master Series, Inc. is registered with the SEC as a diversified, open-end management investment company and was incorporated in Maryland on October 29, 1985. The Fund commenced operations on September 26, 1986. The Corporation has authority to issue 10 billion shares of common stock of separate series, par value $.001 per share; one billion of these shares are classified as shares of the Fund, and the remaining shares are classified as shares of the Corporation's other series.


    The outstanding shares of common stock of the Fund are divided into three Classes, designated Class A shares, Class B shares and Class C shares. Each class represents interests in the same assets of the Fund. The classes differ as follows: (1) each class of shares has exclusive voting rights on matters pertaining to its plan of distribution; (2) Class B shares bear ongoing distribution fees, are subject to a CDSC upon most redemptions and will automatically convert to Class A shares approximately six years after issuance;
(3) Class C shares may be subject to a CDSC if redeemed within one year of purchase, bear ongoing distribution expenses and do not convert into another class; and (4) each class may bear differing amounts of certain class-specific expenses. The different sales charges and other expenses applicable to the different classes of Fund shares may affect the performance of those classes.



    The Corporation does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Corporation may remove a director by votes cast in person or by proxy at a meeting called for that purpose. The directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when so requested in writing by the shareholders of record holding at least 10% of the Corporation's outstanding shares.


    Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the three classes, dividends are likely to be lower for the Class B and Class C shares than for the Class A shares. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of the shares of the Corporation may elect all of its directors. The shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to a class. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the securities is required by law.


    CERTIFICATES. To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of Fund shares is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.


    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, N.A., 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.



    CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of purchases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semiannual financial statements of the Fund.

Shares of the Fund can be exchanged for shares of the following PaineWebber Mutual Funds:


PAINEWEBBER BOND FUNDS



- High Income Fund



- Investment Grade Income Fund



- Low Duration U.S. Government Income Fund



- Strategic Income Fund


- U.S. Government Income Fund



PAINEWEBBER TAX-FREE BOND FUNDS



- California Tax-Free Income Fund



- Municipal High Income Fund



- National Tax-Free Income Fund



- New York Tax-Free Income Fund



PAINEWEBBER ASSET ALLOCATION FUNDS



- Balanced Fund



- Tactical Allocation Fund



PAINEWEBBER STOCK FUNDS



- Capital Appreciation Fund


- Financial Services Growth Fund



- Growth Fund



- Growth and Income Fund



- Small Cap Fund



- Utility Income Fund



PAINEWEBBER GLOBAL FUNDS



- Asia Pacific Growth Fund



- Emerging Markets Equity Fund



- Global Equity Fund



- Global Income Fund


                                 --------------

A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.


-C-1997 PaineWebber Incorporated


          PAINEWEBBER
          MONEY
          MARKET
/ /       FUND

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary........................................................    3
Financial Highlights......................................................    6
Investment Objective and Policies.........................................    9
Investing in the Fund.....................................................   11
Redemptions...............................................................   12
Conversion of Class B Shares..............................................   15
Dividends and Taxes.......................................................   15
Valuation of Shares.......................................................   16
Management................................................................   16
Performance Information...................................................   18
General Information.......................................................   18


PROSPECTUS
July 1, 1997

                         PAINEWEBBER MONEY MARKET FUND
                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION


    PaineWebber Money Market Fund ("Fund") is a diversified series of PaineWebber Master Series, Inc. ("Corporation"), a professionally managed mutual fund. The Fund's investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated July 1, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated July 1, 1997.


                      INVESTMENT POLICIES AND RESTRICTIONS

    The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations.


    YIELDS AND RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the Fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced. In the event that a security in the Fund's portfolio ceases to be a "First Tier" security, as defined below, or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any NRSRO, Mitchell Hutchins, and in certain cases the Corporation's board of directors ("board"), will consider whether the Fund should continue to hold the obligation. A "First Tier" security is a security that is either (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligation a short-term rating, (3) was issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, or (4) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier security rated in the highest short-term rating category by a single NRSRO at the time of purchase that subsequently receives a rating below the highest rating category from a different NRSRO will continue to be considered a First Tier security.



    VARIABLE AND FLOATING RATE DEMAND INSTRUMENTS. As noted in the Prospectus, the Fund may invest in variable and floating rate securities with demand features. A demand feature gives the Fund the right to sell the securities back to a specified party, usually a remarketing agent, on a specified date, at a price equal to their amortized cost value plus accrued interest. A demand feature is often backed by a letter of credit, guarantee or other liquidity support arrangement from a bank or other financial institution, that may be drawn upon demand, after specified notice, for all or any part of the exercise price of the demand feature. Generally, the Fund intends to exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain the Fund's portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the Fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate obligations.



    REPURCHASE AGREEMENTS. As stated in the Prospectus, the Fund may enter into repurchase agreements with respect to any security in which it is authorized to invest, except that securities subject to repurchase agreements may have maturities in excess of 13 months. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.


    Repurchase agreements carry certain risks not associated with direct investments in securities. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the board. Mitchell Hutchins will review and monitor the creditworthiness of those institutions under the board's general supervision.


    REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of its total assets. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement.



    ILLIQUID SECURITIES. The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the board.



    Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.

These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


    Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.



    The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities held by the Fund and reports periodically on such decisions to the board.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts."



    SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions.



    LENDING OF PORTFOLIO SECURITIES. As indicated in the Prospectus, the Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.



    Pursuant to procedures adopted by the board governing the Fund's securities lending program, the board has approved retention of PaineWebber to serve as lending agent for the Fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.



INVESTMENT LIMITATIONS OF THE FUND



    FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the Fund's shares present at a shareholders' meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


    The Fund will not:


(1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.
    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


(2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.
    The following interpretation applies to, but is not a part of, this fundamental restriction: With respect to this limitation, domestic and foreign banking will be considered to be different industries.

(3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

(5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


(7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are not fundamental and may be changed by the vote of the board without shareholder approval.


    The Fund will not:


(1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



(2) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



(3) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.



(4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

            DIRECTORS AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES



    The directors and executive officers of the Corporation, their ages, business addresses and principal occupations during the past five years are:



                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
Margo N. Alexander**; 50                  Director and      Mrs. Alexander is president, chief executive
                                           President          officer and a director of Mitchell Hutchins
                                                              (since January 1995) and an executive vice
                                                              president and director of PaineWebber. Mrs.
                                                              Alexander is president and a director or trustee
                                                              of 29 investment companies for which Mitchell
                                                              Hutchins or PaineWebber serves as investment
                                                              adviser.

Richard Q. Armstrong; 61                    Director        Mr. Armstrong is chairman and principal of RQA
78 West Brother Drive                                         Enterprises (management consulting firm) (since
Greenwich, CT 06830                                           April 1991 and principal occupation since March
                                                              1995). Mr. Armstrong is also a director of HiLo
                                                              Automotive, Inc. He was chairman of the board,
                                                              chief executive officer and co-owner of
                                                              Adirondack Beverages (producer and distributor of
                                                              soft drinks and sparkling/still waters) (October
                                                              1993-March 1995). Mr. Armstrong was a partner of
                                                              The New England Consulting Group (management
                                                              consulting firm) (December 1992-September 1993).
                                                              He was managing director of LVMH U.S. Corpora-
                                                              tion (U.S. subsidiary of the French luxury goods
                                                              conglomerate, Luis Vuitton Moet Hennessey
                                                              Corporation) (1987-1991) and chairman of its wine
                                                              and spirits subsidiary, Schieffelin & Somerset
                                                              Company (1987-1991). Mr. Armstrong is a director
                                                              or trustee of 28 investment companies for which
                                                              Mitchell Hutchins or PaineWebber serves as
                                                              investment adviser.

E. Garrett Bewkes, Jr.**; 70              Director and      Mr. Bewkes is a director of Paine Webber Group Inc.
                                        Chairman of the       ("PW Group") (holding company of PaineWebber and
                                             Board            Mitchell Hutchins). Prior to December 1995 he was
                                                              a consultant to PW Group. Prior to 1988, he was
                                                              chairman of the board, president and chief execu-
                                                              tive officer of American Bakeries Company.

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              Mr. Bewkes is a director of Interstate Bakeries
                                                              Corporation and NaPro BioTherapeutics, Inc. Mr.
                                                              Bewkes is a director or trustee of 29 investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.

Richard R. Burt; 50                         Director        Mr. Burt is chairman of International Equity
1101 Connecticut Avenue, N.W.                                 Partners (international investments and con-
Washington, D.C. 20036                                        sulting firm) (since March 1994) and a partner of
                                                              McKinsey & Company (management consulting firm)
                                                              (since 1991). He is also a director of American
                                                              Publishing Company and Archer-Daniels Midland Co.
                                                              (agricultural commodities). He was the chief
                                                              negotiator in the Strategic Arms Reduction Talks
                                                              with the former Soviet Union (1989-1991) and the
                                                              U.S. Ambassador to the Federal Republic of
                                                              Germany (1985-1989). Mr. Burt is a director or
                                                              trustee of 28 investment companies for which
                                                              Mitchell Hutchins or PaineWebber serves as
                                                              investment adviser.

Mary C. Farrell**; 47                       Director        Ms. Farrell is a managing director, senior
                                                              investment strategist and member of
                                                              the Investment Policy Committee of PaineWebber.
                                                              Ms. Farrell joined PaineWebber in 1982. She is a
                                                              member of the Financial Women's Association and
                                                              Women's Economic Roundtable, and is employed as a
                                                              regular panelist on Wall $treet Week with Louis
                                                              Rukeyser. She also serves on the Board of
                                                              Overseers of New York University's Stern School
                                                              of Business. Ms. Farrell is a director or trustee
                                                              of 28 investment companies for which Mitchell
                                                              Hutchins or PaineWebber serves as investment
                                                              adviser.

Meyer Feldberg; 55                          Director        Mr. Feldberg is Dean and Professor of Management of
Columbia University                                           the Graduate School of Business, Columbia
101 Uris Hall                                                 University. Prior to 1989, he was president of
New York, New York 10027                                      the Illinois Institute of Technology. Mr.
                                                              Feldberg is a director of
                                                              K-III Communications Corporation, Federated
                                                              Department Stores, Inc. and Revlon,

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              Inc.. Mr. Feldberg is a director or trustee of 28
                                                              investment companies for which Mitchell Hutchins
                                                              or PaineWebber serves as an investment adviser.
George W. Gowen; 67                         Director        Mr. Gowen is a partner in the law firm of
666 Third Avenue                                              Dunnington, Bartholow & Miller. Prior to May
New York, New York 10017                                      1994, he was a partner in the law firm of Fryer,
                                                              Ross & Gowen. Mr. Gowen is a director of Columbia
                                                              Real Estate Investments, Inc. Mr. Gowen is a
                                                              director or trustee of 28 investment companies
                                                              for which Mitchell Hutchins or PaineWebber serves
                                                              as investment adviser.
Frederic V. Malek; 60                       Director        Mr. Malek is chairman of Thayer Merchant Capital
1455 Pennsylvania Ave. N.W.                                   Partners (merchant bank). From January 1992 to
Suite 350                                                     November 1992, he was campaign manager of
Washington, D.C. 20004                                        Bush-Quayle '92. From 1990 to 1992, he was vice
                                                              chairman and, from 1989 to 1990, he was president
                                                              of Northwest Airlines Inc., NWA Inc. (holding
                                                              company of Northwest Airlines Inc.) and Wings
                                                              Holdings Inc. (holding company of NWA Inc.).
                                                              Prior to 1989, he was employed by the Marriott
                                                              Corporation (hotels, restaurants, airline
                                                              catering and contract feeding), where he most
                                                              recently was an executive vice president and
                                                              president of Marriott Hotels and Resorts. Mr.
                                                              Malek is also a director of American Management
                                                              Systems, Inc. (management consulting and
                                                              computer-related services), Automatic Data
                                                              Processing, Inc., CB Commercial Group, Inc. (real
                                                              estate services), Choice Hotels International
                                                              (hotel and hotel franchising), FPL Group, Inc.
                                                              (electric services), Integra, Inc. (bio-medical),
                                                              Manor Care, Inc. (healthcare), National Education
                                                              Corporation and Northwest Airlines Inc. Mr. Malek
                                                              is a director or trustee of 28 investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.
Carl W. Schafer; 61                         Director        Mr. Schafer is president of the Atlantic Foun-
P. O. Box 1164                                                dation (charitable foundation supporting mainly
Princeton, New Jersey 08542                                   oceanographic exploration and

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              research). He is a director of Roadway Express,
                                                              Inc. (trucking), The Guardian Group of Mutual
                                                              Funds, Evans Systems, Inc. (motor fuels,
                                                              convenience store and diversified company),
                                                              Electronic Clearing House, Inc. (financial
                                                              transactions processing), Wainoco Oil Corporation
                                                              and Nutraceutix Inc. (biotechnology company).
                                                              Prior to January 1993, Mr. Schafer was chairman
                                                              of the Investment Advisory Committee of the
                                                              Howard Hughes Medical Institute. Mr. Schafer is a
                                                              director or trustee of 28 investment companies
                                                              for which Mitchell Hutchins or PaineWebber serves
                                                              as investment adviser.

T. Kirkham Barneby; 50                   Vice President     Mr. Barneby is a managing director and chief
                                                              investment officer--quantitative investments of
                                                              Mitchell Hutchins. Prior to September 1994, he
                                                              was a senior vice president at Vantage Global
                                                              Management. Prior to June 1993, he was a senior
                                                              vice president at Mitchell Hutchins. Mr. Barneby
                                                              is a vice president of five investment companies
                                                              for which Mitchell Hutchins or PaineWebber serves
                                                              as investment adviser.

Dennis McCauley; 50                      Vice President     Mr. McCauley is a managing director and chief
                                                              investment officer--fixed income of Mitchell
                                                              Hutchins. Prior to December 1994, he was director
                                                              of fixed income investments of IBM Corporation.
                                                              Mr. McCauley is a vice president of 19 investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.

Ann E. Moran; 40                       Vice President and   Ms. Moran is a vice president of Mitchell Hutchins
                                      Assistant Treasurer     and a manager of the mutual fund finance
                                                              division. Ms. Moran is a vice president and
                                                              assistant treasurer of 29 investment companies
                                                              for which Mitchell Hutchins or PaineWebber serves
                                                              as investment adviser.

Dianne E. O'Donnell; 44                Vice President and   Ms. O'Donnell is a senior vice president and deputy
                                           Secretary          general counsel of Mitchell Hutchins. Ms.
                                                              O'Donnell is a vice president

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              and secretary of 28 investment companies, and
                                                              vice president and assistant secretary of one
                                                              investment company, for which Mitchell Hutchins
                                                              or PaineWebber serves as investment adviser.

Emil Polito; 36                          Vice President     Mr. Polito is a senior vice president and director
                                                              of operations and control for Mitchell Hutchins.
                                                              From March 1991 to September 1993 he was director
                                                              of the Mutual Funds Sales Support and Service
                                                              Center for Mitchell Hutchins and PaineWebber. Mr.
                                                              Polito is vice president of 29 investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.

Susan Ryan; 37                           Vice President     Ms. Ryan is a senior vice president and portfolio
                                                              manager of Mitchell Hutchins. Ms. Ryan has been
                                                              with Mitchell Hutchins since 1982. Ms. Ryan is a
                                                              vice president of five investment companies for
                                                              which Mitchell Hutchins or PaineWebber serves as
                                                              investment adviser.

Victoria E. Schonfeld; 46                Vice President     Ms. Schonfeld is a managing director and general
                                                              counsel of Mitchell Hutchins. Prior to May 1994,
                                                              she was a partner in the law firm of Arnold &
                                                              Porter. Ms. Schonfeld is a vice president of 29
                                                              investment companies for which Mitchell Hutchins
                                                              or PaineWebber serves as investment adviser.

Paul H. Schubert; 34                   Vice President and   Mr. Schubert is a first vice president and the
                                           Treasurer          director of the mutual fund finance division of
                                                              Mitchell Hutchins. From August 1992 to August
                                                              1994, he was a vice president of BlackRock
                                                              Financial Management L.P. Prior to August 1992,
                                                              he was an audit manager with Ernst & Young LLP.
                                                              Mr. Schubert is a vice president and treasurer of
                                                              29 investment companies for which Mitchell
                                                              Hutchins or PaineWebber serves as investment
                                                              adviser.

Nirmal Singh; 39                         Vice President     Mr. Singh is a senior vice president and a port-
                                                              folio manager of Mitchell Hutchins. Prior to
                                                              September 1993, he was a member of the

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              portfolio management team at Merrill Lynch Asset
                                                              Management, Inc. Mr. Singh is a vice president of
                                                              five investment companies for which Mitchell
                                                              Hutchins or PaineWebber serves as investment
                                                              adviser.

Barney A. Taglialatela; 36             Vice President and   Mr. Taglialatela is a vice president and a manger
                                      Assistant Treasurer     of the mutual fund finance division of Mitchell
                                                              Hutchins. Prior to February 1995, he was a
                                                              manager of the mutual fund finance division of
                                                              Kidder Peabody Asset Management, Inc. Mr.
                                                              Taglialatela is a vice president and assistant
                                                              treasurer of 28 investment companies for which
                                                              Mitchell Hutchins or PaineWebber serves as
                                                              investment adviser.

Mark A. Tincher; 41                      Vice President     Mr. Tincher is a managing director and
                                                              chief investment officer--equities of Mitchell
                                                              Hutchins. Prior to March 1995, he was a vice
                                                              president and directed the U.S. funds management
                                                              and equity research areas of Chase Manhattan
                                                              Private Bank. Mr. Tincher is a vice president of
                                                              13 investment companies for which Mitchell
                                                              Hutchins or PaineWebber serves as investment
                                                              adviser.

Craig M. Varrelman; 38                   Vice President     Mr. Varrelman is a first vice president and a
                                                              portfolio manager of Mitchell Hutchins. Mr.
                                                              Varrelman is a vice president of five investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.

Keith A. Weller; 35                    Vice President and   Mr. Weller is a first vice president and associate
                                      Assistant Secretary     general counsel of Mitchell Hutchins. Prior to
                                                              May 1995, he was an attorney in private practice.
                                                              Mr. Weller is a vice president and assistant
                                                              secretary of 28 investment companies for which
                                                              Mitchell Hutchins or PaineWebber serves as
                                                              investment adviser.

Ian W. Williams; 39                    Vice President and   Mr. Williams is a vice president and a manger of
                                      Assistant Treasurer     the mutual fund finance division of Mitchell
                                                              Hutchins. Prior to June 1992, he was an audit
                                                              senior accountant with Price

                                            POSITION                       BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE         WITH THE CORPORATION                  OTHER DIRECTORSHIPS
------------------------------------  --------------------  ---------------------------------------------------
                                                              Waterhouse LLP. Mr. Williams is a vice president
                                                              and assistant treasurer of 28 investment
                                                              companies for which Mitchell Hutchins or
                                                              PaineWebber serves as investment adviser.


---------

 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, N.Y. 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the Corporation as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.


    The Corporation pays directors who are not interested persons of the Corporation $1,000 annually for the Fund and $1,500 annually for the Corporation's other series and $150 for each meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Corporation thus pays each such director $2,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber complex receives additional compensation aggregating $15,000 annually from the relevant funds. All directors are reimbursed for any expenses incurred in attending meetings. Directors and officers of the Corporation own in the aggregate less than 1% of the shares of the Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Corporation and the Fund, the Corporation requires no employees. No officer, director or employee of PaineWebber or Mitchell Hutchins presently receives any compensation from the Corporation for acting as director or officer.

    The table below includes certain information relating to the compensation of the Corporation's current directors who held office with the Corporation or other PaineWebber funds during the fiscal year ended February 28, 1997.


                               COMPENSATION TABLE


                                                                        TOTAL
                                                                     COMPENSATION
                                                      AGGREGATE        FROM THE
                                                     COMPENSATION    CORPORATION
                                                       FROM THE        AND THE
NAME OF PERSON, POSITION                             CORPORATION*      COMPLEX+
--------------------------------------------------  --------------  --------------
Richard Q. Armstrong, Director....................    $    2,769      $   59,873
Richard R. Burt, Director.........................         2,469          51,173
Meyer Feldberg, Director..........................         5,014          96,181
George W. Gowen, Director.........................         5,014          92,431
Frederic V. Malek, Director.......................         5,014          92,431
Carl W. Schafer, Director.........................         2,769          62,307


---------

   Only independent members of the board are compensated by the Corporation and identified above; directors who are "interested persons," as defined by the 1940 Act, do not receive compensation.


 * Represents fees paid to each director during the fiscal year ended February 28, 1997; the Corporation does not have a pension or retirement plan.



 + Represents total compensation paid to each director during the calendar year ended December 31, 1996.



                        PRINCIPAL HOLDERS OF SECURITIES



    The Fund's records as of May 31, 1997 did not indicate that any shareholder owned more than 5% of any class of the Fund's shares.


       INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to a contract with the Corporation dated August 4, 1988 ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets.


    During the fiscal years ended February 28, 1997, February 29, 1996 and February 28, 1995, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $215,423, $312,991, and $536,405, respectively.



    Under a service agreement that is reviewed annually by the board, PaineWebber provides certain services to the Fund not otherwise provided by the Fund's transfer agent. Pursuant to the service agreement, during the fiscal years ended February 28, 1997, February 29, 1996 and February 28, 1995, the Fund paid or accrued to PaineWebber $13,300, $17,432, and $21,549, respectively.


    Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Corporation not readily identifiable as belonging to the Fund or to the Corporation's other series are allocated among series by or under the direction of the board in such manner as the board deems to be fair and equitable. Expenses borne by the Fund include the following (or the Fund's share of the following): (1) the cost (including any brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares and the Corporation under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to directors who are not interested persons of the Corporation or Mitchell Hutchins; (6) all expenses incurred in connection with the directors' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or the Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Corporation or the Fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to directors and officers; and (17) costs of mailing, stationery and communications equipment.


    Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable with respect to the Fund at any time without penalty by the board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.


    The following table shows the approximate net assets as of May 31, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                      NET ASSETS ($
INVESTMENT CATEGORY                                       MIL)
--------------------------------------------------  -----------------
Domestic (excluding Money Market).................     $   5,757.7
Global............................................         3,109.4
Equity/Balanced...................................         3,943.5
Fixed Income (excluding Money Market).............         4,923.6
    Taxable Fixed Income..........................         3,379.7
    Tax-Free Fixed Income.........................         1,543.9
Money Market Funds................................        23,869.9


    Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.


    DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of the Fund under separate distribution contracts with the Corporation (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class A, Class B and Class C shares of the Fund (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Fund's shares.


    Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Fund adopted by the Corporation in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares. Under the Class B and Class C Plans, the Fund pays Mitchell Hutchins distribution fees, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class B shares and the Class C shares.


    Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those directors who are not "interested persons" of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant Class and (4) while the Plan remains in effect, the selection and nomination of directors who are not "interested persons" of the Corporation shall be committed to the discretion of the directors who are not "interested persons" of the Corporation.


    In reporting amounts expended under the Plans to the directors, Mitchell Hutchins will allocate expenses attributable to the sale of each class of Fund shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of Fund shares will not be used to subsidize the sale of any other class of Fund shares.


    For the fiscal year ended February 28, 1997, the Fund paid (or accrued) fees to Mitchell Hutchins under the Plans as follows: Class A--$38,451, Class B--$169,463 and Class C--$38,313.



    Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the Fund for the fiscal year ended February 28, 1997:



                                                     CLASS A     CLASS B     CLASS C
                                                    ----------  ----------  ----------
Marketing and advertising.........................  $   20,722  $   30,449  $    6,882
Amortization of commissions.......................         N/A      81,220      11,247
Printing of prospectuses and statements of
  additional information for other than current
  shareholders....................................         341         492         114
Branch network costs allocated and interest
  expense.........................................      29,631      50,574       9,970
Service fees paid to PaineWebber investment
  executives......................................      14,305      21,025       4,775

    "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins in its efforts at distributing Fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.


    In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the benefit to the Fund and its shareholders of the Fund being available as an exchange vehicle for the Class A shares of other PaineWebber mutual funds such that Class A Fund shares could be exchanged with Class A shares of other PaineWebber mutual funds without an initial sales charge being incurred, (2) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth,
(3) the services provided to the Fund and its shareholders by Mitchell Hutchins,
(4) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (5) Mitchell Hutchins' shareholder service-related expenses and costs.



    In approving the Class B Plan, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the benefit to the Fund and its shareholders of the Fund being available as an exchange vehicle for shares of the corresponding class of other PaineWebber mutual funds such that Class B Fund shares could be exchanged with shares of the corresponding class of other PaineWebber mutual funds without a contingent deferred sales charge being incurred; (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service and distribution-related expenses and costs.



    In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the benefit to the Fund and its shareholders of the Fund being available as an exchange vehicle for shares of the corresponding class of other PaineWebber mutual funds, (2) the advantage to investors in paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and do not face contingent deferred sales charges for shares held more than one year, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The directors also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption of shares held more than one year, was conditioned upon its expectation of being compensated under the Class C Plan.



    With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.


    For the fiscal year ended February 28, 1997, Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares:



Class A.........................................  $ 104,992
Class B.........................................  $ 116,341
Class C.........................................  $   2,995


                             PORTFOLIO TRANSACTIONS

    The Advisory Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the Fund's portfolio securities. It directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the Fund with research, analysis, advice and similar services. The Fund will not purchase portfolio securities at a higher price or sell such securities at a lower price in connection with transactions effected with a dealer, acting as principal, who furnishes research services to Mitchell Hutchins than would be the case if no weight were given by Mitchell Hutchins to the dealer's furnishing of such services. For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with those transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in over-the-counter ("OTC") equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis. Research services furnished by the dealers through which or with which the Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by dealers in connection with other funds or accounts that Mitchell Hutchins advises may be used by Mitchell Hutchins in advising the Fund. Since its inception, the Fund has not paid any brokerage commissions, nor has it allocated any transactions to dealers for research, analysis, advice and similar services. Information and research received from such dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

    The Fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid.

When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

    Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


    HOLDINGS OF REGULAR BROKER-DEALERS. As of February 28, 1997, the Fund held a repurchase agreement issued by Daiwa Securities America Incorporated ($482,000), which is a regular broker-dealer for the Fund.


                ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION;
                             REDUCED SALES CHARGES

    As discussed in the Prospectus, eligible shares of the Fund may be exchanged only for shares of the corresponding Class of most other PaineWebber mutual funds.


    Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce an exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.



    If conditions exist which make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for one shareholder. This election is irrevocable unless the Securities and Exchange Commission ("SEC") permits its withdrawal. The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.


    WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemptions of shares held at the time of death.


                          CONVERSION OF CLASS B SHARES



    Class B shares of the Fund will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined below) of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For these purposes, the date of initial issuance shall mean (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion is determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



    The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.



                              VALUATION OF SHARES



    The Fund determines its net asset value per share separately for each Class as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    The Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the 1940 Act. To use amortized cost to value its portfolio securities, the Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in the Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund may have to sell portfolio securities prior to maturity and at a price that might not be desirable.


    The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity greater than 13 months, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the directors determine present minimal credit risks as advised by Mitchell Hutchins, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value per share, the board will take appropriate action.


    In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                              CALCULATION OF YIELD

    The Fund computes its yield and effective yield quotations for each class of shares using standardized methods required by the SEC. The Fund from time to time advertises for each class of shares (1) the current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such class at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) the effective yield based on the same seven-day period by compounding the base period return and by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

          EFFECTIVE      =  [(BASE PERIOD RETURN + 1) 365/7  ] - 1
          YIELD


For the seven days ended February 28, 1997, the yield of the Fund's Class A shares was 4.24%, of the Class B shares was 3.74% and of the Class C shares was 3.66%. The effective yield of the Fund's Class A shares was 4.33%, of the Class B shares was 3.81% and of the Class C shares was 3.73%.


    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each class of shares of the Fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges which may reduce the yield.

    OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future results. The return on an investment in the Fund will fluctuate. In Performance Advertisements, the

Fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital World Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Non-U.S. World Government Bond Index and the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

    The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.


    The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote-C- Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. government, its returns will fluctuate, and while the Fund attempts to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.


                                     TAXES

    In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

    The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                               OTHER INFORMATION

    CLASS-SPECIFIC EXPENSES. The Fund might determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a multi-year contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.


    COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Corporation. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.


    INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, N.Y. 10036, serves as the Corporation's independent accountants.

                              FINANCIAL STATEMENTS


    The Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 --------------

                               TABLE OF CONTENTS


                                                      PAGE
                                                   -----------
Investment Policies and Restrictions.............           1
Directors and Officers; Principal Holders of
  Securities.....................................           6
Investment Advisory, Administration and
  Distribution Arrangements......................          13
Portfolio Transactions...........................          17
Additional Exchange and Redemption Information;
  Reduced Sales Charges..........................          18
Conversion of Class B Shares.....................          19
Valuation of Shares..............................          19
Calculation of Yield.............................          20
Taxes............................................          21
Other Information................................          22
Financial Statements.............................          22



-C- 1997 PaineWebber Incorporated

                                                                     PAINEWEBBER
                                                               MONEY MARKET FUND

                            ------------------------
                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                    JULY 1, 1997


                       ---------------------------------

                                                                    [LOGO]

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:  (filed herewith)

PAINEWEBBER MONEY MARKET FUND

Included in part A of this Registration Statement:

          Financial Highlights for one Class A share of the Fund for each of the five years in the period ended February 28, 1997 and for the period July 1, 1991 (commencement of offering) through February 29, 1992.

          Financial Highlights for one Class B share of the Fund for each of the ten years in the period ended February 28, 1997.

          Financial Highlights for one Class C share of the Fund for each of the four years in the period ended February 28, 1997 and for the period July 14, 1992 (commencement of offering) through February 28, 1993.

Included in part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders filed with the Securities and Exchange Commission through EDGAR on May 9, 1997, (Accession No. : 00009304-13-97-000263).

          Statement of Net Assets  at February 28, 1997.

          Statement of Operations for the year ended  February 28, 1997.

          Statement of Changes in Net Assets for each of the two years in the period ended February 28, 1997.

          Notes to Financial Statements.

          Financial Highlights for one Class A share of the Fund for each of the five years in the period ended February 28, 1997.

          Financial Highlights for one Class B share of the Fund for each of the five years in the period ended February 28, 1997.

          Financial Highlights for one Class C share of the Fund for each of the four years in the period ended February 28, 1997 and for the period July 14, 1992 (commencement of offering) through February 28, 1993.

          Report of Independent Accountants dated April  11, 1997.

          (b) Exhibits:

               (1)  (a)  Amended and Restated Articles of Incorporation
                         effective July 1, 1991 5/
                    (b)  Articles of Amendment effective July 24, 1995 13/
                    (c)  Articles of Amendment effective November 9, 1995 13/
                    (d)  Articles Supplementary effective November 20, 1995 13/
                    (e)  Articles Supplementary effective June 26, 1996 13/
               (2)  (a)  Amended By-Laws 1/
                    (b) Certificate of Amendment dated September 24, 1994 to By-Laws 11/
               (3)  Voting trust agreement - none
               (4) Instruments defining the rights of holders of the Registrant's common stock 12/
               (5)  Investment Advisory and Administration Contract 2/
               (6)  (a)  Distribution Contract with respect to Class A
                         shares 10/
                    (b) Distribution Contract with respect to Class B shares 10/
                    (c) Distribution Contract with respect to Class C shares 13/
                    (d) Distribution Contract with respect to Class Y shares 13/
                    (e) Exclusive Dealer Agreement with respect to Class A shares 10/

                    (f) Exclusive Dealer Agreement with respect to Class B shares 10/
                    (g) Exclusive Dealer Agreement with respect to Class C shares 13/
                    (h) Exclusive Dealer Agreement with respect to Class Y shares 13/
               (7)  Bonus, profit sharing or pension plans - none
               (8)  Custodian Agreement 3/
               (9)  (a)  Transfer Agency Agreement 4/
                    (b)  Service Contract 3/
               (10) (a) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class A and Class B Shares 5/
                    (b) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class C Shares 7/
                    (c) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class Y Shares of PaineWebber Balanced Fund 13/
               (11) Other opinions, appraisals, rulings and consents:
                    Accountant's Consent (filed herewith)
               (12) Financial statements omitted from prospectus - none
               (13) Letter of investment intent 1/
               (14) Prototype Retirement Plan 6/
               (15) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 7/
                    (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 7/
                    (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 8/
               (16) (a) Schedule for Computation of Performance Quotations with respect to Class B Shares 5/
                    (b) Schedule for Computation of Performance Quotations with respect to Class A Shares 7/
                    (c) Schedule for Computation of Performance Quotations with respect to Class C Shares 9/
               (17) and
               (27) Financial Data Schedule (filed herewith)
               (18) Plan pursuant to Rule 18f-3 14/

1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement, SEC File No. 33-2524, filed March 11, 1986.

2/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-2524, filed April 28, 1989.

3/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-2524, filed June 29, 1990.

4/ Incorporated by reference from Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-2524, filed May 3, 1991.

5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-2524, filed June 27, 1991.

6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-2524, filed May 1, 1992.

8/ Incorporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 33-2524, filed April 30, 1993.

9/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 33-2524, filed July 1, 1993.

10/ Incorporated by reference from Post-Effective Amendment No. 21 to the registration statement, SEC File No. 33-2524, filed July 1, 1994.

11/ Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, SEC File No. 33-2524, filed June 27, 1995.

12/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's By-Laws, as amended September 28, 1994.

13/ Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement, SEC File No. 33-2524, filed July 1, 1996.

14/ Incorporated by reference from Post-Effective Amendment No. 30 to the registration statement, SEC File No. 33-2524, filed September 20, 1996.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES


                                            Number of Record Shareholders
           Title of Class                       as of  May 30 , 1997
           --------------                       --------------------

           Shares of common stock
           ($.001 par value)

           PaineWebber Balanced Fund

                - Class A shares                       11,829

                - Class B shares                        2,021

                - Class C Shares                          552

                - Class Y Shares                            0

           PaineWebber Money Market Fund

                - Class A shares                        1,490

                - Class B shares                        1,662

                - Class C shares                          351


Item 27.  INDEMNIFICATION

Article Eleventh of the Amended and Restated Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

Article Eleventh of the Amended and Restated Articles of Incorporation and
Section 10.01 of Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

Section 9 of the Investment Advisory and Administration Contract provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

Section 7 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Service Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS

          a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

               ALL-AMERICAN TERM TRUST INC.
               GLOBAL HIGH INCOME DOLLAR FUND INC.
               GLOBAL SMALL CAP FUND INC.
               INSURED MUNICIPAL INCOME FUND INC.

               INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
               MANAGED HIGH YIELD FUND INC.
               PAINEWEBBER AMERICA FUND
               PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
               PAINEWEBBER INVESTMENT SERIES
               PAINEWEBBER INVESTMENT TRUST
               PAINEWEBBER INVESTMENT TRUST II
               PAINEWEBBER MANAGED ASSETS TRUST
               PAINEWEBBER MANAGED INVESTMENTS TRUST
               PAINEWEBBER MASTER SERIES, INC.
               PAINEWEBBER MUNICIPAL SERIES
               PAINEWEBBER MUTUAL FUND TRUST
               PAINEWEBBER OLYMPUS FUND
               PAINEWEBBER SECURITIES TRUST
               PAINEWEBBER SERIES TRUST
               STRATEGIC GLOBAL INCOME FUND, INC.
               TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
               2002 TARGET TERM TRUST INC.

          b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, New York 10019.


                              Position With            Position and Offices
 Name                          Registrant               With Underwriter or
 ----                          ----------               -------------------

                                                       Exclusive Dealer
 Margo N. Alexander           Director and President   President, Chief
                                                       Executive Officer and a
                                                       Director of Mitchell
                                                       Hutchins; Executive Vice
                                                       President and a Director
                                                       of PaineWebber

 Mary C. Farrell              Director                 Managing Director,
                                                       Senior Investment
                                                       Strategist and Member of
                                                       the Investment Policy
                                                       Committee of PaineWebber

 T. Kirkham Barneby           Vice President           Managing Director and
                                                       Chief Investment Officer
                                                       - Quantitative
                                                       Investments of Mitchell
                                                       Hutchins

 Dennis McCauley              Vice President           Managing Director and
                                                       Chief Investment Officer
                                                       - Fixed Income of
                                                       Mitchell Hutchins

 Ann E. Moran                 Vice President and       Vice President of
                              Assistant Treasurer      Mitchell Hutchins

 Dianne E. O'Donnell          Vice President and       Senior Vice President
                              Secretary                and Deputy General
                                                       Counsel of Mitchell
                                                       Hutchins

 Emil Polito                  Vice President           Senior Vice President
                                                       and Director of
                                                       Operations and Control
                                                       for Mitchell Hutchins

 Susan P. Ryan                Vice President           Senior Vice President
                                                       and a Portfolio Manager
                                                       of Mitchell Hutchins

 Victoria E. Schonfeld        Vice President           Managing Director and
                                                       General Counsel of
                                                       Mitchell Hutchins

 Paul H. Schubert             Vice President and       First Vice President and
                              Treasurer                Director of the Mutual
                                                       Fund Finance Division of
                                                       Mitchell Hutchins

 Nirmal Singh                 Vice President           First Vice President and
                                                       a Portfolio Manager at
                                                       Mitchell Hutchins

 Barney A. Taglialatela       Vice President and       Vice President and a
                              Assistant Treasurer      Manager of the Mutual
                                                       Fund Finance Division of
                                                       Mitchell Hutchins

 Mark A. Tincher              Vice President           Managing Director and
                                                       Chief Investment Officer
                                                       - Equities of Mitchell
                                                       Hutchins

 Craig Varrelman              Vice President           First Vice President and
                                                       a Portfolio Manager of
                                                       Mitchell Hutchins

 Keith A. Weller              Vice President and       First Vice President and
                              Assistant Secretary      Associate General
                                                       Counsel of Mitchell
                                                       Hutchins

 Ian W. Williams              Vice President and       Vice President and a
                              Assistant Treasurer      Manager of the Mutual
                                                       Fund Finance Division of
                                                       Mitchell Hutchins


C) None

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 31.  MANAGEMENT SERVICES

Not applicable.

Item 32.  UNDERTAKINGS

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                         PAINEWEBBER MASTER SERIES, INC.

                                  EXHIBIT INDEX

Exhibit

     (1) (a) Amended and Restated Articles of Incorporation effective July 1, 1991 5/
          (b)  Articles of Amendment effective July 24, 1995 13/
          (c)  Articles of Amendment effective November 9, 1995 13/
          (d)  Articles Supplementary effective November 20, 1995 13/
          (e)  Articles Supplementary effective June 26, 1996 13/
     (2)  (a)  Amended By-Laws 1/
          (b)  Certificate of Amendment dated September 24, 1994 to By-Laws 11/
     (3)  Voting trust agreement - none
     (4) Instruments defining the rights of holders of the Registrant's common stock 12/
     (5)  Investment Advisory and Administration Contract 2/
     (6)  (a)  Distribution Contract with respect to Class A shares 10/
          (b)  Distribution Contract with respect to Class B shares 10/
          (c)  Distribution Contract with respect to Class C shares 13/
          (d)  Distribution Contract with respect to Class Y shares 13/
          (e)  Exclusive Dealer Agreement with respect to Class A shares 10/
          (f)  Exclusive Dealer Agreement with respect to Class B shares 10/
          (g)  Exclusive Dealer Agreement with respect to Class C shares 13/
          (h)  Exclusive Dealer Agreement with respect to Class Y shares 13/
     (7)  Bonus, profit sharing or pension plans - none
     (8)  Custodian Agreement 3/
     (9)  (a)  Transfer Agency Agreement 4/
          (b)  Service Contract 3/
     (10) (a) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class A and Class B Shares 5/
          (b) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class C Shares 7/
          (c) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant with respect to Class Y Shares of PaineWebber Balanced Fund 13/
     (11) Other opinions, appraisals, rulings and consents: Accountant's Consent (filed herewith)
     (12) Financial statements omitted from prospectus - none
     (13) Letter of investment intent 1/
     (14) Prototype Retirement Plan 6/
     (15) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 7/
          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 7/
          (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 8/
     (16) (a) Schedule for Computation of Performance Quotations with respect to Class B Shares 5/
          (b) Schedule for Computation of Performance Quotations with respect to Class A Shares 7/
          (c) Schedule for Computation of Performance Quotations with respect to Class C Shares 9/
          (17) and
          (27) Financial Data Schedule (filed herewith)
          (18) Plan pursuant to Rule 18f-3 14/


1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement, SEC File No. 33-2524, filed March 11, 1986.

2/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-2524, filed April 28, 1989.

3/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-2524, filed June 29, 1990.

4/ Incorporated by reference from Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-2524, filed May 3, 1991.

5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-2524, filed June 27, 1991.

6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-2524, filed May 1, 1992.

8/ Incorporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 33-2524, filed April 30, 1993.

9/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 33-2524, filed July 1, 1993.

10/ Incorporated by reference from Post-Effective Amendment No. 21 to the registration statement, SEC File No. 33-2524, filed July 1, 1994.

11/ Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, SEC File No. 33-2524, filed June 27, 1995.

12/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's By-Laws, as amended September 28, 1994.

13/ Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement, SEC File No. 33-2524, filed July 1, 1996.

14/ Incorporated by reference from Post-Effective Amendment No. 30 to the registration statement, SEC File No. 33-2524, filed September 20, 1996.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of June, 1997.

                                   PAINEWEBBER MASTER SERIES, INC.

                                   By:  /s/ Dianne E. O'Donnell
                                        ---------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

 Signature                        Title                       Date
 ---------                        -----                       ----

 /s/ Margo N. Alexander           President and Director      June 24, 1997
 --------------------------       (Chief Executive Officer)
 Margo N. Alexander *

 /s/ E. Garrett Bewkes, Jr.       Director and Chairman       June 24, 1997
 --------------------------       of the Board of Directors
 E. Garrett Bewkes, Jr. *

 /s/ Richard Q. Armstrong         Director                    June 24, 1997
 --------------------------
 Richard Q. Armstrong *

 /s/ Richard R. Burt              Director                    June 24, 1997
 --------------------------
 Richard R. Burt *

 /s/ Mary C. Farrell              Director                    June 24, 1997
 --------------------------
 Mary C. Farrell *

 /s/ Meyer Feldberg               Director                    June 24, 1997
 --------------------------
 Meyer Feldberg *

 /s/ George W. Gowen              Director                    June 24, 1997
 --------------------------
 George W. Gowen *

 /s/ Frederic V. Malek            Director                    June 24, 1997
 --------------------------
 Frederic V. Malek *

 /s/ Carl W. Schafer              Director                    June 24, 1997
 --------------------------
 Carl W. Schafer *

 /s/ Paul H. Schubert             Vice President and          June 24, 1997
 --------------------------       Treasurer (Chief Financial
 Paul H. Schubert                 and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber RMA Tax-Free Fund, Inc., SEC File 2-78310, filed June 27, 1996.